Document and Entity Information	Feb. 22, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	TPG RE Finance Trust, Inc.
Entity Central Index Key	0001630472
Entity Emerging Growth Company	false
Entity File Number	001-38156
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	36-4796967
Entity Address, Address Line One	888 Seventh Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	(212)
Local Phone Number	601-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TRTX
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% Series C Cumulative Redeemable Preferred Stock, par value $0.001 per share
Trading Symbol	TRTX PRC
Security Exchange Name	NYSE